Annual Fund Operating Expenses - Conservative Allocation Fund	May 01, 2021
Institutional
Operating Expenses:
Management fee	0.10%
Other expenses	0.05%
Acquired fund fees and expenses	0.54%	[1]
Total annual Fund operating expenses	0.69%
Investor
Operating Expenses:
Management fee	0.10%
Other expenses	0.30%
Acquired fund fees and expenses	0.54%	[1]
Total annual Fund operating expenses	0.94%

[1]	Acquired fund fees and expenses have been restated to reflect estimated expenses for the current fiscal year based on the Fund’s target allocation among the underlying funds.